Contingencies (Details) - RPS Claim [Member] $ in Thousands, $ in Thousands	Oct. 19, 2007 USD ($)	Oct. 19, 2007 MXN ($)	Aug. 07, 2007 USD ($)	Aug. 07, 2007 MXN ($)
Contingencies [Abstract]
Contingent asset			$ 50	$ 845
Contingent liability	$ 3,000	$ 50,681